15. INCOME TAXES (Details 3) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal net operating losses	$ 10,624,044	$ 4,857,181
Statel net operating losses	$ 1,643,052
Net operating losses, Expiration	Dec. 2032 to 2033	December 2032